Related Party Transactions - Other (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Feb. 28, 2020
Related Party Transactions
Short-term related party debt				$ 34,199,000
Selling, general and administrative expenses
Related Party Transactions
Expenses incurred	$ 600,000	$ 800,000	$ 3,300,000	3,300,000	$ 2,800,000
Westrock Group, LLC
Related Party Transactions
Related party amount to be paid						$ 10,000,000.0	$ 10,000,000.0
Westrock Group, LLC | Accrued expenses and other current liabilities
Related Party Transactions
Short-term related party debt	0		0
Westrock Group, LLC | Selling, general and administrative expenses
Related Party Transactions
Expenses incurred	$ 300,000	$ 300,000	$ 900,000	$ 800,000	$ 1,500,000